Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Share	Additional Paid-in Capital	Statutory Surplus	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Balance at Jun. 30, 2021	$ 2,029	$ 48,516,695	$ 4,214,075	$ 2,726,165	$ 1,230,083	$ 1,041,648	$ 57,730,695
Balance (in Shares) at Jun. 30, 2021	20,293,552
Net income (loss) for the year				4,455,428		132,483	4,587,911
Appropriation of statutory reserve			857,801	(857,801)
Foreign currency translation loss					(1,780,331)	(48,211)	(1,828,542)
Stock-based compensation		7,184,862					7,184,862
Surrender of shares	$ (22)	22
Surrender of shares (in Shares)	(220,823)
Exercise of share options and vesting of restricted shares	$ 237	3,630					3,867
Exercise of share options and vesting of restricted shares (in Shares)	2,372,093
Noncontrolling interests through an acquisition						121,807	121,807
Balance at Jun. 30, 2022	$ 2,244	55,705,209	5,071,876	6,323,792	(550,248)	1,247,727	67,800,600
Balance (in Shares) at Jun. 30, 2022	22,444,822
Cumulative effect of adoption of ASU 2016-13				(26,664)			(26,664)
Disposal of a subsidiary						6,283	6,283
Dividends paid to noncontrolling interests						(207,087)	(207,087)
Dividends paid to shareholders				(1,175,684)			(1,175,684)
Net income (loss) for the year				192,529		(26,964)	165,565
Appropriation of statutory reserve			284,952	(284,952)
Foreign currency translation loss					(3,440,346)	(92,161)	(3,532,507)
Stock-based compensation		2,478,295					2,478,295
Exercise of share options and vesting of restricted shares	$ 121	(121)
Exercise of share options and vesting of restricted shares (in Shares)	1,205,300
Balance at Jun. 30, 2023	$ 2,365	58,183,383	5,356,828	5,029,021	(3,990,594)	927,798	65,508,801
Balance (in Shares) at Jun. 30, 2023	23,650,122
Dividends paid to shareholders				(2,554,508)			(2,554,508)
Net income (loss) for the year				(2,329,965)		482,655	(1,847,310)
Appropriation of statutory reserve			196,276	(196,276)
Foreign currency translation loss					(355,308)	(78)	(355,386)
Stock-based compensation		3,168,016					3,168,016
Exercise of share options and vesting of restricted shares	$ 199	(199)
Exercise of share options and vesting of restricted shares (in Shares)	1,989,934						41,500
Balance at Jun. 30, 2024	$ 2,564	$ 61,351,200	$ 5,553,104	$ (51,728)	$ (4,345,902)	$ 1,410,375	$ 63,919,613
Balance (in Shares) at Jun. 30, 2024	25,640,056